Operating profit - Remuneration of Group's auditor (Details) - EUR (€) € in Millions	12 Months Ended			36 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024
Remuneration of Group's auditor
Audit fees	€ 26	€ 28	€ 23
Audit-related	10	3	2
Non-audit fees	10	3	2
Total fees	36	31	25
Auditors' remuneration for interim review, preliminary announcements and control audits				€ 1
Parent company
Remuneration of Group's auditor
Audit fees	7	6	4
Increase to previously reported audit fees		1
Subsidiaries
Remuneration of Group's auditor
Audit fees	€ 19	22	€ 19
Vantage Towers [Member]
Remuneration of Group's auditor
Gains (losses) on disposals of investments		€ 8,607